Supplemental Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental Cash Flow Information [Abstract]
Accounts receivable	$ 5,698	$ (8,442)	$ 3,888
Prepaid expenses and other operating assets	619	4,018	5,677
Accounts payable	(1,054)	(326)	(6,203)
Accrued liabilities	8,374	(6,222)	9,504
Unearned revenue and other operating liabilities	(1,876)	2,767	10,301
Restricted cash	(2,644)
Advances to and from affiliates and joint venture partners	(42,551)	11,234	3,821
Total	$ (33,434)	$ 3,029	$ 26,988